Document and entity information	6 Months Ended
Jun. 30, 2021
Document And Entity Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	ING GROEP NV
Entity Central Index Key	0001039765
Current Fiscal Year End Date	--12-31
Entity Address Address Line1	Bijlmerdreef 106
Entity Address City Or Town	Amsterdam
Entity address country	NL
Entity Address Postal Zip Code	1102 CT
Entity File Number	001-14642